Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
SHARE CAPITAL
18.	SHARE CAPITAL

(a)	Authorized Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

As at December 31, 2021, the Company had 5,276,695 common shares issued and outstanding (2020-4,663,331). Subsequent to the year-end the Company issued 8,695,652 common shares for gross proceeds of $20.0MM in conjunction with a public offering on January 11, 2022, as more fully described in Subsequent Events Note # 30(a). As of the date of these financial statements total outstanding common shares is 13,972,347.

On September 24, 2020, the Company consolidated (each a “Share”) its common shares on the basis of 145 pre-consolidation Shares for one(1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

(b)	Common share transactions

Transactions for the year ended December 31, 2021 are as follows:

(i)	During the month of February 2021, the Company received multiple tradeable warrant exercises for total proceeds of $609,041 on the redemption of a total of 88,911 tradeable warrants at an exercise price of $6.85 for each common share.

(ii)	The company issued in February 2021, the 40,000 shares to be issued for services rendered at a value of $560,000.

(iii)	As discussed in Note 4 -Acquisition of ClearRF, the Company issued 23,949 common shares to the vendors of ClearRF equal to $194,985.

(iv)	On July 21, 2021, the Company issued 5,000 common shares as part of the contractual obligations owed to one of its suppliers. This transaction was recorded to share capital in the amount of $36,050 (based on the market value on the date of issuance of $7.21 per share).

(v)	On October 28, 2021, received gross cash of $1,027,500 from the exercise of 150,000 warrants at $6.85, and on October 29, 2021, received gross cash of $380,202 from the exercise of 55,504 warrants at $6.85.

(vi)	On December 7, 2021, 250,000 warrants issued, as part of the $7.2MM convertible debentures, were exercised at $4.00 per share for gross proceeds of $1,000,000.

Transactions for the year ended December 31, 2020 are as follows:

(i)	On June 22, 2020, the Company issued 1,149 shares as a result of a conversion of the convertible debt (referred to in Note 14(b)) at $48.71— ($65.25 CAD) per share for proceeds of $57,692 ($75,000 CAD).

(ii)	On August 4, 2020, the Company completed a two part private placement raising aggregate gross proceeds of $1,604,729 ($2,150,000 CAD) through the issuance of 148,276 units at a price of $10.82 per unit ($14.50 CAD). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of $20.47 ($26.10 CAD) for a period of two years. The Company paid a cash commission of $19,358 ($24,682 CAD), issued 1,702 broker warrants on the same terms as the investor warrants having a black scholes value of $9,873, and other share issuance costs of $146,377.

(iii)	On September 29, 2020 the Company completed an initial public offering of 2,100,000 units the “Units”) at $6.00 USD per unit for gross proceeds of $12,600,00 USD. Each Unit consisting of one common share and one tradeable warrant to purchase one common share. Each warrant has an exercise price of $6.85 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the Units are immediately separable upon issuance and will be issued separately in this offering. The common shares using the residual value approach were valued at $4.73 USD per share and each warrant was valued at $1.27 USD per warrant. Share issuance costs related to the initial public offering was $2,810,274 including 113,500 underwriter warrants exercisable at $6.60USD per share, with a black scholes value of $315,796, and underwriter overallotment 266,000 tradeable warrants with an exercise price of $6.85 USD with a black scholes value of $335,160.

(iv)	During the month of November 2020, the Company issued 170,000 common shares at $5.99 per share to the underwriter of the initial public offering as a result of the underwriter exercising its over-allotment option, for gross proceeds of $1,018,300 less share issuance costs of $81,464 for net proceeds of $936,836.

(v)	On December 14, 2020, the Company issued 85,659 common shares to various suppliers as required under contractual obligations valued at $710,970.

(vi)	On December 31, 2020, the Company completed a private placement issuing 1,294,500 units at $10.00 USD per unit for gross proceeds of $12,945,500 USD. Each Unit consisting of one common share and one warrant to purchase one common share. Each warrant has an exercise price of $11.50 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the units were immediately separable upon issuance and were issued separately in the offering. The common shares using the residual value approach were valued at $10.00 USD per share and each warrant was valued at NIL per warrant. Total share issuance costs totalled $1,707,138 which includes 64,724 broker warrants exercisable at $11.50 with a black scholes value of $420,508.

Transactions for the year ended December 31, 2019 are as follows:
i)	Issued 5,668 common shares in connection with exercised of agents’ options for proceeds of $345,832.
ii)	Issued 80,865 common shares in connection with exercise of warrants for proceeds of $4,418,377.
iii)	Issued 6,897 common shares in connection with purchase consideration for Signifi with the value of the shares as $346,673.
iv)	On August 29, 2019 the Company completed a non-brokered private placement of 51,724 units at a price of $44.29 ($58.00 CAD) per unit for gross proceeds of $2,290,916. Each unit consisted of one common share and one-half share purchase warrant. Each warrant is exercisable at a price of $68.23 ($87.00 CAD) for a period of two years. In conjunction with the placement, the Company incurred share issuance costs of $185,854.

On December 23, 2019, the Company issued 3,324 common shares as compensation to the agents in connection to the issuance of the convertible debentures (Note 14). These shares were recorded at its market valu
e
 of $118,560.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the ti
m
e the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2018	65,448	$49.00
Granted	17,655	59.01
Expired	(518)	65.57
Outstanding options, December 31, 2019	82,585	$52.34
Granted	279,190	6.47
Expired/Cancelled	(33,707)	39.79
Outstanding options, December 31, 2020	328,068	$13.99
Granted	100,500	11.50
Expired/Cancelled	(14,000)	16.38
Outstanding options, December 31, 2021	414,568	$13.88

As at December 31, 2021 stock optio
n
s outstanding are as follow
s
:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
1-Jan-17	2,207	2,207	$40.00	1-Jan-22	0.01	*
11-Jan-17	2,483	2,483	41.00	11-Jan-22	0.03	*
4-Apr-17	6,897	6,897	63.00	4-Apr-22	0.26
24-Jul-17	690	690	79.00	18-Feb-22	0.13	*
24-Jul-17	7,929	7,929	79.00	24-Jul-22	0.56
24-Dec-18	12,896	12,896	57.00	24-Dec-23	1.98
24-Dec-18	1,724	1,724	57.00	18-Feb-22	0.13	*
15-Jan-19	828	828	57.00	15-Jan-24	2.04
21-Mar-19	12,345	12,345	63.00	21-Mar-24	2.22
1-Jan-20	2,069	1,380	57.00	1-Jan-24	2.00
15-Nov-20	95,000	59,375	6.00	15-Nov-30	8.88
15-Nov-20	161,500	100,938	6.00	15-Nov-25	3.88
15-Nov-20	20,000	20,000	6.00	18-Feb-22	0.13	*
2-Jan-21	57,000	28,500	11.50	2-Jan-26	4.01
2-Jan-21	5,000	2,500	11.50	2-Jan-31	8.01
18-Jan-21	14,500	7,250	11.50	18-Jan-26	4.05
18-Jan-21	1,500	1,500	11.50	31-Aug-22	0.67
18-Jan-21	10,000	10,000	11.50	29-Oct-22	0.83
Total	414,568	279,442	$13.88		4.52

* Expired subsequent to the year end.

Transactions for the year ended December 31, 2021 are as follows:

During the year ended December 31, 2021 the Company recorded share-based payments expense of $1,338,931 in relation to options vesting.

On January 2, 2021, the Company issued 62,000 stock options to various employees at an exercise price of $11.50 of which 57,000 expire on January 2, 2026 and 5,000 expires on January 2, 2031.

On January 18, 2021, the Company issued 38,500 stock options to various employees and consultants at an exercise price of $11.50 expiring on January 2, 2026.

On August 31, 2021, one of the employees was no longer with the Company. The employee had initially received 4,000 out of the
38,500
stock options issued on January 18, 2021. As a result of this employee’s departure, 2,500 of their unvested stock options were cancelled and the remaining 1,500 options expire one year from departure, August 31, 2022.

On October 29, 2021, one of the directors was no longer with the Company. The employee had initially received 20,000 out of the
38,500
stock options issued on January 18, 2021. As a result of this director’s departure, 10,000 of their unvested stock options were cancelled and the remaining 10,000 options expire one year from departure, October 29, 2022.

In December 2021, 1,500 stock options expired at an average of $57.00 per share.

Stock option transactions subsequent to the year-end

The company issued a total of 3,870,000 options to executives, employees, and consultants with an exercise price of $1.03 per share, as more fully described in Subsequent Events Note # 31(d).

Transactions for the year ended December 31, 2020 are as follows:

During the year ended December 31, 2020 the Company recorded share-based payments expense of $517,678 in relation to options vesting.

On January 1, 2020, the Company issued 2,690 stock options to various employees at an exercise price of $CAD56.86 that 2,069 expires on October 31, 2025 and 621 expires on January 1, 2023.

On November 15, 2020 the Company issued 276,500 stock options at an exercise price of $6.00USD per common share.

On December 1, 2020, due to the termination of an employee, 414 stock options of the 621 stock options issued on January 1, 2020 were canceled and the remaining balance of 207 vested stock options has an expiry date of December 1, 2021.

Transactions for the year ended December 31, 2019 are as follows:

In the first quarter of 2019, 2,207 stock options were granted at an exercise price of CAD$72.50 and 12,345 stock options were granted at an exercise price of CAD$79.75.

In the second quarter of 2019, 518 stock options with an exercise price of CAD$65.57 expired. In the fourth quarter of 2019, the Company issued 3,103 options to a director with an exercise price of CAD$72.50 per option.

The following weighted-average assumptions have been used for the Black-Scholes valuation for the stock options granted:

	2021	2020	2019
Exercise price	$11.50	$6.47	$72.50
Risk-free interest rate	0.23%	1.68%	1.5%
Expected life	5	5	4.8
Annualized volatility	85%	83%	143%
Dividend rate	0.00%	0.00%	0.00%

(d)	Agents’ options:

Transactions for the year ended December 31, 2021, are as follows:

In December 2021, 6,597 agent’s options expired at an average exercise price of $52.68.

Agents’ options transactions subsequent to the year-end are as follows:
As part of the capital raise that occurred on January 11, 2022, the Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years.

Transactions for the year ended December 31, 2020, are as follows:
The Company issued 1,702 agents’ options on the closing of the August 2020 capital raise at an exercise price of $20.47 ($26.10 CAD) per common share and these agents’ options expire on July 28, 2022, adding an additional $9,873 to reserves and share issuance costs.

The Company issued
113,500
agents’ options to the underwriter of its initial public offering at an exercise price of $6.60 USD per common share and these agents’ options expire on September 28, 2025, including in reserves an additional $
315,796
that are part of the share issuance costs.

On October 21, 2020, the underwriter of the initial public offering acquired 266,000 share purchase warrants pursuant to that certain underwriting agreement at $
0.01
per warrant. The warrant has an exercise price of $
6.85
USD with an expiry date of September 28, 2025. The Company added the black scholes value to these agent warrants adding an additional $
335,160
to reserves as part of the share issuance costs.

The Company issued
64,724
agents options to the placement agency of the December 31, 2020 capital raise at an exercise price of $
11.50
USD expiring on June 30, 2024, and using black scholes added $
420,508
to reserves as part of the share issuance costs.

A summary of the Company’s agents’ options activity is as follows

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2018	8,050	$47.91
Granted	5,025	45.58
Exercised	(5,668)	43.71
Expired	(810)	53.00
Outstanding agent options, December 31, 2019	6,597	$52.68
Granted	445,926	7.36
Outstanding agent options, December 31, 2020	452,523	8.02
Expired	(6,597)	52.68
Outstanding agent options, December 31, 2021	445,926	$7.51

On December 31, 2021 agents’ options outstan
d
ing are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
28-Jul-20	1,702	1,702	$20.49	28-Jul-22	0.57
29-Sep-20	113,500	113,500	$6.60	28-Sep-25	3.75
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	3.75
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	2.50
Total	445,926	445,926	7.51		3.56

(e)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

Transactions for the year ended December 31, 2021 are as follows:

a.	During the year, 68,647 share purchase warrants expired at an average price of $62.87.
b.	In February 2021, 88,911 tradeable warrants were exercised at $6.85 for total proceeds of $609,040.
c.	In October 2021, 205,504 tradeable warrants were exercised at $6.85 for total proceeds of $1,407,702.
d.	On December 7, 2021, 250,000 warrants were exercised at $4.00 for total proceeds of $1,000,000 and the proportionate fair value of $385,190 of the underlying warrants on the date of the exercise was also transferred to share capital.
e.	See Note 15 for warrants issued in the debenture financing. These warrants have met the criteria of a liability instrument on these financial statements.

Share purchase warrant transactions subsequent to the year-end are as follows:

On January 11, 2022, as part of the capital raise, as more fully described in the subsequent events Note 31(e), the Company issued 9,999,999 share purchase warrants at an exercise price of $2.30 per share. Each Warrant was exercisable immediately and has a term of five years from the issue date.

Transactions for the year ended December 31, 2020 are as follows:

a)	On June 23, 2020, as part of the 10 % convertible debenture referred to in 14(c), the Company issued 10,897 share purchase warrants at an exercise price of $34.12 with an expiry of June 23, 2021.
b)	On July 28, 2020, as part of the capital raise per 17(b)(ii), the Company issued 74,138 share purchase warrants at an exercise price of $ 20.47 with an expiry date of July 28, 2022.
c)	On September 29, 2020, the Company issued 2,100,000 share purchase warrants as part of the units offered and sold in its initial public offering, which included one common share and one warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. These warrants trade on Nasdaq under the symbol STYA-W and were valued at the residual value of $1.27 per warrant for total value of $2,667,000 including in reserves.
d)	On December 31, 2020, the Company issued 1,294,500 share purchase warrants to the investors who participated in the private placement. Each unit consisted of one common share and one share purchase warrant. The warrant has an exercise price of $11.50 USD with an expiry date of June 29, 2024.

Transactions for the year ended December 31, 2019 are as follows:

a.	On August 20, 2019 the Company granted 25,863 share purchase warrants as part of the unit of a private placement. These warrants have an expiry date of August 20, 2021 and an exercise price of $68.63 ($CAD87.00).
b.	On December 23, 2019 the Company granted 54,248 share purchase warrants as part of the unit of a debenture issue. These warrants have an expiry date of December 23, 2022 and an exercise price of $51.18 ($CAD65.25).
c.	Prior to their expiry on March 16, 2019, 80,865 share purchase options were exercised at $68.36 for total proceeds of $5,529,858.
d.	On March 16, 2019, 5,196 share purchase warrants from a private placement, expired at $68.36.
e.	On December 28, 2019, 31,724 share purchase warrants, granted from a debenture issue, expired at $76.90.

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2018	149,674		$60.16
Granted	80,110		54.64
Exercised	(80,865)		54.64
Expired	(36,920)		73.22
Outstandin g, December 31, 2019	111,999		$59.02
Granted	3,479,534		8.96
Outstanding, December 31, 2020	3,591,533		$10.55
Granted	2,142,857		4.00
Exercised	(544,415)		5.54
Expired	(68,647)		62.87
Outstanding, December 31, 2021	5,121,328		$7.64

At December 31, 2021, share purchase warrants outstanding and exercisable are as follows
:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
23-Dec-19	54,248	51.22	23-Dec-22
28-Jul-20	74,138	20.49	28-Jul-22
29-Sep-20	1,805,585	6.85	28-Sep-25
31-Dec-20	1,294,500	11.50	30-Jun-24
26-Oct-21	1,892,857	4.00	03-Nov-26
Total	5,121,328	$7.64